As filed with the Securities and Exchange Commission on May 27, 2011.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 600
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 600
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

IronBridge Frontegra Small Cap Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 94.6%
	Aerospace & Defense 3.8%
87,895	Esterline Technologies Corp. (a)	$6,215,934
117,543	Moog, Inc. - Class A (a)	5,396,399
127,670	Orbital Sciences Corp. (a)	2,415,517
58,711	Triumph Group, Inc.	5,192,988
		19,220,838
	Apparel Retail 3.4%
106,686	Deckers Outdoor Corp. (a)	9,190,999
110,419	The Buckle, Inc.	4,460,927
52,586	Under Armour, Inc. (a)	3,578,477
		17,230,403
	Auto Parts & Equipment 0.5%
148,439	Modine Manufacturing Co. (a)	2,395,805

	Biotechnology 2.2%
111,989	Cepheid, Inc. (a)	3,137,932
354,861	Exelixis, Inc. (a)	4,009,929
167,182	Isis Pharmaceuticals, Inc. (a)	1,511,325
126,702	Luminex Corp. (a)	2,376,930
		11,036,116
	Building Products 1.5%
83,641	A.O. Smith	3,708,642
92,170	Apogee Enterprises, Inc.	1,215,722
74,881	Universal Forest Products, Inc.	2,744,389
		7,668,753
	Capital Markets 3.2%
166,742	Jefferies Group, Inc.	4,158,546
211,212	Knight Capital Group, Inc. - Class A (a)	2,830,241
81,460	Stifel Financial Corp. (a)	5,848,013
87,379	Waddell & Reed Financial, Inc.	3,548,461
		16,385,261
	Chemicals 5.6%
64,447	Arch Chemicals, Inc.	2,680,351
89,819	Cabot Corp.	4,157,722
61,926	FMC Corp.	5,259,375
33,544	Lubrizol Corp.	4,493,554
142,637	Methanex Corp. (b)	4,454,553
39,152	Minerals Technologies, Inc.	2,682,695
28,380	NewMarket Corp.	4,490,284
		28,218,534
	Commercial Banks 4.5%
134,972	Columbia Banking System, Inc.	2,587,413
110,277	Cullen/Frost Bankers, Inc.	6,508,549
204,823	First Midwest Bancorp, Inc.	2,414,863
71,130	IBERIABANK Corp.	4,277,047
472,955	National Penn Bancshares, Inc.	3,660,672
210,656	TCF Financial Corp.	3,341,004
		22,789,548
	Commercial Services & Supplies 2.4%
65,598	Coinstar, Inc. (a)	3,012,260
101,773	Herman Miller, Inc.	2,797,740
76,112	K12, Inc. (a)	2,564,974
428,956	LeapFrog Enterprises, Inc. (a)	1,853,090
49,719	PICO Holdings, Inc. (a)	1,494,553
20,813	Tetra Tech, Inc. (a)	513,873
		12,236,490
	Communications Equipment 2.4%
37,410	Ancestry.com, Inc. (a)	1,326,185
40,502	Aruba Networks, Inc. (a)	1,370,587
113,341	Polycom, Inc. (a)	5,876,731
91,718	Riverbed Technology, Inc. (a)	3,453,183
		12,026,686
	Computer Systems Design and Related Services 1.1%
107,646	SYNNEX Corp. (a)	3,523,254
43,780	Syntel, Inc.	2,286,629
		5,809,883
	Computers & Peripherals 0.4%
78,122	Synaptics, Inc. (a)	2,110,856

	Construction & Engineering 1.5%
145,912	Insituform Technologies, Inc. (a)	3,903,146
168,132	MasTec, Inc. (a)	3,497,146
		7,400,292
	Diversified Financial Services 0.5%
68,659	GATX Corp.	2,654,357

	Electric Utilities 1.7%
184,827	Black Hills Corp.	6,180,615
33,508	ITC Holdings Corp.	2,342,209
		8,522,824
	Electrical Equipment 2.4%
49,208	American Superconductor Corp. (a)	1,223,803
69,600	EnerSys (a)	2,766,600
133,383	Thomas & Betts Corp. (a)	7,932,287
		11,922,690
	Electronic Equipment & Instruments 5.1%
28,730	Dionex Corp. (a)	3,391,577
29,862	Itron, Inc. (a)	1,685,411
44,531	Littelfuse, Inc.	2,542,720
189,286	National Instruments Corp.	6,202,902
85,477	Rofin-Sinar Technologies, Inc. (a)	3,376,341
111,800	ScanSource, Inc. (a)	4,247,282
80,616	Trimble Navigation Ltd. (a)	4,074,333
		25,520,566
	Energy Equipment & Services 3.4%
110,055	Atwood Oceanics, Inc. (a)	5,109,854
125,210	Superior Energy Services, Inc. (a)	5,133,610
109,731	Unit Corp. (a)	6,797,835
		17,041,299
	Food Products 2.0%
101,530	BJ's Wholesale Club, Inc. (a)	4,956,695
98,100	Corn Products International, Inc.	5,083,542
		10,040,237
	Gas Utilities 2.9%
101,243	AGL Resources, Inc.	4,033,521
183,161	Southern Union Co.	5,242,068
163,992	UGI Corp.	5,395,337
		14,670,926
	General Merchandise 0.5%
191,909	Fred's, Inc. - Class A	2,556,228

	Health Care Equipment & Supplies 2.9%
41,185	Gen-Probe, Inc. (a)	2,732,625
64,176	Hill-Rom Holdings, Inc.	2,437,404
38,227	IDEXX Laboratories, Inc. (a)	2,951,889
31,275	Neogen Corp. (a)	1,294,160
56,600	Sirona Dental Systems, Inc. (a)	2,839,056
55,167	ZOLL Medical Corp. (a)	2,472,033
		14,727,167
	Health Care Providers & Services 4.0%
23,785	Cerner Corp. (a)	2,644,892
143,665	LifePoint Hospitals, Inc. (a)	5,772,460
49,100	MWI Veterinary Supply, Inc. (a)	3,961,388
252,613	Owens & Minor, Inc.	8,204,870
		20,583,610
	Hotels, Restaurants & Leisure 0.8%
3,279	Biglari Holdings, Inc. (a)	1,388,820
76,493	WMS Industries, Inc. (a)	2,704,028
		4,092,848
	Household Durables 3.2%
99,938	AptarGroup, Inc.	5,009,892
231,812	KB Home	2,883,741
46,410	Snap-On, Inc.	2,787,385
93,050	Tupperware Brands Corp.	5,556,015
		16,237,033
	Industrial Conglomerates 2.0%
29,990	Alleghany Corp. (a)	9,926,104

	Insurance 1.9%
147,637	American Financial Group, Inc.	5,170,248
68,542	Argo Group International Holdings Ltd. (b)	2,264,628
191,771	Stewart Information Services Corp.	2,009,760
		9,444,636
	Leisure Equipment & Products 0.2%
147,185	Callaway Golf Co.	1,003,802

	Life Sciences Tools & Services 1.3%
302,823	Bruker Corp. (a)	6,313,859

	Machinery 4.0%
112,096	Applied Industrial Technologies, Inc.	3,728,313
66,523	IDEX Corp.	2,903,729
97,152	Kennametal, Inc.	3,788,928
50,250	Lincoln Electric Holdings, Inc.	3,814,980
37,994	Valmont Industries, Inc.	3,965,434
103,766	Westport Innovations, Inc. (a)(b)	2,280,777
		20,482,161
	Marine 0.8%
92,123	Alexander & Baldwin, Inc.	4,205,415

	Metals & Mining 1.3%
97,869	Carpenter Technology Corp.	4,179,985
126,421	GrafTech International Ltd. (a)	2,608,065
		6,788,050
	Multiline Retail 0.7%
87,311	Big Lots, Inc. (a)	3,791,917

	Nondepository Credit Intermediation 0.7%
254,144	Fifth Street Finance Corp.	3,392,822

	Oil & Gas 2.4%
56,618	Bill Barrett Corp. (a)	2,259,625
158,362	Swift Energy Co. (a)	6,758,890
71,240	World Fuel Services Corp.	2,893,056
		11,911,571
	Pharmaceutical and Medicine Manufacturing 0.3%
169,081	Nektar Therapeutics (a)	1,601,197

	Real Estate 4.6%
52,370	Alexandria Real Estate Equities, Inc.	4,083,289
105,861	Corporate Office Properties Trust	3,825,817
116,305	Mid-America Apartment Communities, Inc.	7,466,781
86,883	Potlatch Corp.	3,492,697
273,915	Redwood Trust, Inc.	4,259,378
		23,127,962
	Semiconductor & Semiconductor Equipment 2.5%
176,122	Cypress Semiconductor Corp. (a)	3,413,244
162,799	Semtech Corp. (a)	4,073,231
156,810	Skyworks Solutions, Inc. (a)	5,083,780
		12,570,255
	Semiconductor and Other Electronic Component Manufacturing 3.1%
63,443	Cavium Networks, Inc. (a)	2,850,494
452,744	Celestica, Inc. (a)(b)	4,853,416
18,544	Hittite Microwave Corp. (a)	1,182,551
75,524	International Rectifier Corp. (a)	2,496,823
150,490	MIPS Technologies, Inc. (a)	1,578,640
70,570	Omnivision Technologies, Inc. (a)	2,507,352
		15,469,276
	Software 3.7%
99,871	Informatica Corp. (a)	5,216,262
112,331	Jack Henry & Associates, Inc.	3,806,898
199,212	Parametric Technology Corp. (a)	4,480,278
175,733	Progress Software Corp. (a)	5,112,073
		18,615,511
	Specialty Stores 1.9%
163,738	Tractor Supply Co.	9,801,357

	Textiles, Apparel & Luxury Goods 0.6%
81,642	Wolverine World Wide, Inc.	3,043,614

	Thrifts & Mortgage Finance 0.7%
231,304	Provident Financial Services, Inc.	3,423,298

	Total Common Stocks
	(Cost $337,734,170)	478,012,057

	EXCHANGE TRADED FUNDS 3.2%
191,889	iShares Russell 2000 Index Fund	16,151,297

	Total Exchange Traded Funds
	(Cost $14,197,694)	16,151,297

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%
	Commercial Paper 2.1%
$10,588,000	Intesa Funding, LLC 0.000%, 04/01/2011	$10,588,000

	Total Short-Term Investments
	(Cost $10,588,000)	10,588,000

	Total Investments 99.9%
	(Cost $362,519,864)	504,751,354

	Other Assets in Excess of Liabilities 0.1%	478,307

	TOTAL NET ASSETS 100.0%	$505,229,661

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$362,519,864
Gross unrealized appreciation	150,576,876
Gross unrealized depreciation	(8,345,386)
Net unrealized appreciation	$142,231,490

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Frontegra SMID Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 96.9%
	Aerospace & Defense 1.2%
131,298	Esterline Technologies Corp. (a)	$9,285,395

	Auto Components 1.5%
49,270	BorgWarner, Inc. (a)	3,926,326
280,249	Cooper Tire & Rubber Co.	7,216,412
		11,142,738
	Biotechnology 3.9%
82,880	Alexion Pharmaceuticals, Inc. (a)	8,178,598
166,067	Cepheid, Inc. (a)	4,653,197
192,200	Luminex Corp. (a)	3,605,672
105,808	United Therapeutics Corp. (a)	7,091,252
107,958	Watson Pharmaceuticals, Inc. (a)	6,046,728
		29,575,447
	Capital Markets 2.3%
58,683	Greenhill & Co., Inc.	3,860,755
236,851	Jefferies Group, Inc.	5,907,064
186,109	Waddell & Reed Financial, Inc.	7,557,886
		17,325,705
	Chemicals 4.1%
121,922	Albemarle Corp.	7,287,278
213,147	Cabot Corp.	9,866,575
86,138	FMC Corp.	7,315,700
222,508	Methanex Corp. (b)	6,948,925
		31,418,478
	Commercial Banks 4.3%
188,808	Cullen/Frost Bankers, Inc.	11,143,448
615,828	Fifth Third Bancorp	8,547,693
966,298	Keycorp	8,580,726
190,459	Zions Bancorporation	4,391,984
		32,663,851
	Commercial Services & Supplies 0.6%
106,027	Apollo Group, Inc., Class A (a)	4,422,386

	Communications Equipment 1.5%
39,251	Acme Packet, Inc. (a)	2,785,251
119,037	Aruba Networks, Inc. (a)	4,028,212
125,470	Riverbed Technology, Inc. (a)	4,723,946
		11,537,409
	Construction & Engineering 2.6%
962,043	Louisiana-Pacific Corp. (a)	10,101,451
389,715	McDermott International, Inc. (a)	9,894,864
		19,996,315
	Containers & Packaging 2.3%
249,149	Crown Holdings, Inc. (a)	9,612,168
110,451	Rock-Tenn Co.	7,659,777
		17,271,945
	Diversified Consumer Services 0.6%
99,156	Coinstar, Inc. (a)	4,553,243

	Diversified Financial Services 1.7%
55,229	Affiliated Managers Group (a)	6,040,396
185,656	GATX Corp.	7,177,461
		13,217,857
	Electric Utilities 1.4%
152,263	ITC Holdings Corp.	10,643,184

	Electrical Equipment 2.8%
65,859	American Superconductor Corp. (a)	1,637,914
168,200	AMETEK, Inc.	7,378,934
143,215	Babcock & Wilcox Co. (a)	4,780,517
99,610	Regal-Beloit Corp.	7,354,206
		21,151,571
	Electronic Equipment & Instruments 3.8%
162,636	Amphenol Corp. - Class A	8,845,772
360,865	Avnet, Inc. (a)	12,301,888
153,892	Trimble Navigation Ltd. (a)	7,777,702
		28,925,362
	Energy Equipment & Services 3.4%
189,875	Helmerich & Payne, Inc.	13,042,514
68,770	Oil States International, Inc. (a)	5,236,148
466,710	Tetra Technologies, Inc. (a)	7,187,334
		25,465,996
	Food Products 3.5%
106,484	BJ's Wholesale Club, Inc. (a)	5,198,549
149,595	Corn Products International, Inc.	7,752,013
283,903	McCormick & Co., Inc.	13,579,080
		26,529,642
	Gas Utilities 3.3%
186,819	New Jersey Resources Corp.	8,023,876
513,623	UGI Corp.	16,898,197
		24,922,073
	Health Care Equipment & Supplies 1.6%
54,999	C.R. Bard, Inc.	5,461,951
95,648	Illumina, Inc. (a)	6,702,055
		12,164,006
	Health Care Providers & Services 3.3%
53,631	Cerner Corp. (a)	5,963,767
293,818	Owens & Minor, Inc.	9,543,208
188,787	Universal Healthcare Services, Inc.	9,327,966
		24,834,941
	Hotels, Restaurants & Leisure 1.4%
150,325	Darden Restaurants, Inc.	7,385,467
99,508	WMS Industries, Inc. (a)	3,517,608
		10,903,075
	Household Durables 2.4%
198,192	Leggett & Platt, Inc.	4,855,704
6,821	NVR, Inc. (a)	5,156,676
134,942	Tupperware Brands Corp.	8,057,387
		18,069,767
	Industrial Conglomerates 1.0%
24,009	Alleghany Corp. (a)	7,946,419

	Insurance 3.0%
225,696	American Financial Group, Inc.	7,903,874
21,212	Markel Corp. (a)	8,791,314
108,702	RLI Corp.	6,266,670
		22,961,858
	Internet & Catalog Retail 0.5%
15,198	NetFlix, Inc. (a)	3,606,941

	Internet Software & Services 0.9%
107,590	Open Text Corp. (a) (b)	6,705,009

	Leisure Equipment & Products 1.2%
187,748	Hasbro, Inc.	8,794,116

	Life Science Tools & Services 0.8%
122,581	Life Technologies Corp. (a)	6,425,696

	Machinery 5.4%
204,485	Dover Corp.	13,442,844
65,146	Gardner Denver, Inc.	5,083,343
51,615	Joy Global Inc.	5,100,078
172,169	Kennametal, Inc.	6,714,591
48,038	Nordson Corp.	5,527,252
92,170	Timken Co.	4,820,491
		40,688,599
	Marine 1.1%
181,073	Alexander & Baldwin, Inc.	8,265,983

	Metals & Mining 3.6%
107,349	Arch Coal, Inc.	3,868,858
102,587	Compass Minerals International, Inc.	9,594,962
294,565	GrafTech International Ltd. (a)	6,076,876
132,552	Reliance Steel & Aluminum Co.	7,658,855
		27,199,551
	Multi-Utilities & Unregulated Power 1.5%
222,969	OGE Energy Corp.	11,273,312

	Oil & Gas 3.8%
485,112	El Paso Corp.	8,732,016
140,806	QEP Resources, Inc.	5,708,275
472,484	Questar Corp.	8,244,846
79,530	Whiting Petroleum Corp. (a)	22,685,137
		28,526,615
	Paper & Forest Products 2.0%
240,345	Rayonier, Inc.	14,975,897

	Pharmaceutical and Medicine Manufacturing 0.7%
63,280	Perrigo Co.	5,032,026

	Railroads 1.1%
146,152	Genesee & Wyoming, Inc. (a)	8,506,046

	Real Estate 4.5%
166,927	Corporate Office Properties Trust	6,032,742
92,209	Digital Realty Trust, Inc.	5,361,031
77,400	Essex Property Trust Inc.	9,597,600
113,246	Federal Realty Investment Trust	9,236,344
147,120	The St. Joe Co. (a)	3,688,298
		33,916,015
	Semiconductor & Semiconductor Equipment 4.8%
141,900	Altera Corp.	6,246,438
334,625	Atmel Corp. (a)	4,560,939
328,158	Cypress Semiconductor Corp. (a)	6,359,702
220,024	FEI Co. (a)	7,419,209
233,926	Skyworks Solutions, Inc. (a)	7,583,881
318,870	TriQuint Semiconductor, Inc. (a)	4,116,612
		36,286,781
	Software 3.4%
62,390	Citrix Systems, Inc. (a)	4,583,169
141,982	Informatica Corp. (a)	7,415,720
260,188	Progress Software Corp. (a)	7,568,869
111,032	Rovi Corp. (a)	5,956,867
		25,524,625
	Specialty Retail 1.0%
133,943	O'Reilly Automotive, Inc. (a)	7,696,365

	Textiles, Apparel & Luxury Goods 2.4%
62,150	Lululemon Athletica, Inc. (a) (b)	5,534,457
94,130	VF Corp.	9,274,629
99,520	Wolverine World Wide, Inc.	3,710,106
		18,519,192
	Trading Companies & Distributors 0.7%
39,361	W.W. Grainger, Inc.	5,419,222

	Total Common Stocks
	(Cost $541,843,007)	734,290,654

Principal Amount		Value
	SHORT-TERM INVESTMENTS 3.1%
	Commercial Paper 3.2%
$23,145,000	Intesa Funding, LLC, 0.000%, 04/01/2011	$23,145,000

	Total Short-Term Investments
	(Cost $23,145,000)	23,145,000

	Total Investments 100.0%
	(Cost $564,988,007)	757,435,654

	Other Assets in Excess of Liabilities 0.0%	336,640

	TOTAL NET ASSETS 100.0%	$757,772,294

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$564,988,007
Gross unrealized appreciation	193,873,253
Gross unrealized depreciation	(1,425,606)
Net unrealized appreciation	$192,447,647

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Frontegra Global Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.7%
	Australia 1.1%
12,714	Westpac Banking Corp.	$319,957

	Canada 10.5%
5,993	Barrick Gold Corp.	311,097
23,497	Brookfield Asset Management, Inc.	762,712
11,510	Canadian Natural Resources Ltd.	568,939
23,470	GlaxoSmithKline PLC	447,856
2,850	Lululemon Athletica, Inc. (a)	253,793
1	Petrominerales Ltd.	21
5,240	Potash Corp Saskatchewan, Inc.	308,793
6,088	TD Bank Financial Group	538,783
		3,191,994
	Finland 1.7%
16,511	Sampo Oyj	526,718

	France 2.1%
3,768	Schneider Electric SA	644,002

	Germany 6.1%
6,610	BASF SE	571,708
10,549	Bayer AG	816,866
15,662	E.ON AG	478,326
		1,866,900
	Hong Kong 1.5%
102,100	Hang Lung Properties Ltd.	446,935

	Ireland 2.4%
19,066	CRH PLC	437,727
10,220	Shire PLC	296,914
		734,641
	Japan 9.7%
18,600	Bridgestone Corp.	389,755
12,820	Canon, Inc.	557,927
71,500	Hitachi Ltd.	372,199
11,100	Honda Motor Co. Ltd.	417,017
10,360	Mitsui Sumitomo Insurance Group	235,896
22,600	Seven & I Holdings Co. Ltd.	576,548
10,000	Softbank Corp.	399,134
		2,948,476
	Netherlands 1.2%
4,287	Fugro N.V.	377,775

	South Africa 1.2%
14,153	Barloworld Ltd.	367,139

	Spain 0.7%
18,705	Banco Santander SA	217,158

	Sweden 2.5%
22,817	Svenska Handelsbanken AB	748,288

	Switzerland 4.8%
4,225	Lonza Group AG	354,422
19,512	Nestle SA	1,118,461
		1,472,883
	United Kingdom 4.2%
21,512	BHP Billiton PLC	848,940
67,923	Tesco PLC	415,148
		1,264,088
	United States 49.0%
2,492	Amazon.com, Inc. (a)	448,884
1,767	Apple, Inc. (a)	615,711
15,642	Avnet, Inc. (a)	533,236
8,609	Becton, Dickinson & Co.	685,449
5,965	Berkshire Hathaway, Inc. (a)	498,853
6,960	Cognizant Technology Solutions Corp., Class A (a)	566,544
11,140	Costco Wholesale Corp.	816,785
7,081	Exelon Corp.	292,020
10,874	Exxon Mobil Corp.	914,830
8,752	Johnson & Johnson	518,556
15,386	JPMorgan Chase & Co.	709,295
10,318	National Oilwell Varco, Inc.	817,908
12,620	Occidental Petroleum Corp.	1,318,663
23,556	Oracle Corp.	786,064
7,700	Parker Hannifin Corp.	729,036
4,070	Precision Castparts Corp.	599,023
7,870	Qualcomm, Inc.	431,512
8,721	Ross Stores, Inc.	620,238
6,850	Rovi Corp. (a)	367,503
2,681	The Goldman Sachs Group, Inc.	424,858
13,283	Union Pacific Corp.	1,306,117
14,619	W.R. Berkley Corp.	470,878
11,562	Wells Fargo & Co.	366,515
		14,838,478
	Total Common Stocks
	(Cost $24,837,770)	29,965,432

Principal Amount		Value
	SHORT-TERM INVESTMENTS 1.8%
	Commerical Paper 1.8%
$560,000	Intesa Funding LLC, 0.000%, 04/01/2011	$560,000

	Total Short-Term Investments
	(Cost $560,000)	560,000

	Total Investments 100.5%
	(Cost $25,397,770)	30,525,432

	Liabilities in Excess of Other Assets (0.5)%	(150,070)

	TOTAL NET ASSETS 100.0%	$30,375,362

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$25,397,770
Gross unrealized appreciation	5,553,369
Gross unrealized depreciation	(425,707)
Net unrealized appreciation	$5,127,662

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Skyline Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.2%
	Aerospace & Defense 1.2%
10,794	Esterline Technologies Corp. (a)	$763,352

	Auto Components 1.5%
4,270	BorgWarner, Inc. (a)	340,276
24,037	Cooper Tire & Rubber Co.	618,953
		959,229
	Biotechnology 4.1%
7,126	Alexion Pharmaceuticals, Inc. (a)	703,193
14,248	Cepheid, Inc. (a)	399,229
19,813	Luminex Corp. (a)	371,692
9,235	United Therapeutics Corp. (a)	618,930
9,346	Watson Pharmaceuticals, Inc. (a)	523,469
		2,616,513
	Capital Markets 2.3%
5,107	Greenhill & Co., Inc.	335,990
20,386	Jefferies Group, Inc.	508,427
15,989	Waddell & Reed Financial, Inc.	649,313
		1,493,730
	Chemicals 4.2%
10,677	Albemarle Corp.	638,164
18,547	Cabot Corp.	858,540
7,515	FMC Corp.	638,249
18,724	Methanex Corp. (b)	584,751
		2,719,704
	Commercial Banks 4.4%
16,724	Cullen/Frost Bankers, Inc.	987,049
53,367	Fifth Third Bancorp	740,734
82,925	Keycorp	736,374
16,661	Zions Bancorporation	384,203
		2,848,360
	Commercial Services & Supplies 0.6%
9,218	Apollo Group, Inc. (a)	384,483

	Communications Equipment 1.5%
3,425	Acme Packet, Inc. (a)	243,038
10,067	Aruba Networks, Inc. (a)	340,667
10,930	Riverbed Technology, Inc. (a)	411,515
		995,220
	Construction & Engineering 2.7%
82,795	Louisiana-Pacific Corp. (a)	869,348
33,530	McDermott International, Inc. (a)	851,327
		1,720,675
	Containers & Packaging 2.2%
19,461	Crown Holdings, Inc. (a)	750,806
9,427	Rock-Tenn Co.	653,762
		1,404,568
	Diversified Consumer Services 0.6%
8,553	Coinstar, Inc. (a)	392,754

	Diversified Finanical Services 1.9%
4,800	Affiliated Managers Group, Inc. (a)	524,976
17,593	GATX Corp.	680,145
		1,205,121
	Electric Utilities 1.4%
13,137	ITC Holdings Corp.	918,276

	Electrical Equipment 2.8%
6,759	American Superconductor Corp. (a)	168,096
14,461	AMETEK, Inc.	634,404
12,191	Babcock & Wilcox Co. (a)	406,936
8,447	Regal-Beloit Corp.	623,642
		1,833,078
	Electronic Equipment & Instruments 3.9%
14,113	Amphenol Corp. - Class A	767,606
31,259	Avnet, Inc. (a)	1,065,620
13,207	Trimble Navigation Ltd. (a)	667,482
		2,500,708
	Energy Equipment & Services 3.4%
16,405	Helmerich & Payne, Inc.	1,126,859
5,950	Oil States International, Inc. (a)	453,033
40,712	Tetra Technologies, Inc. (a)	626,965
		2,206,857
	Food Products 3.6%
9,082	BJ's Wholesale Club, Inc. (a)	443,383
12,891	Corn Products International, Inc.	668,012
24,708	Mccormick & Co., Inc.	1,181,783
		2,293,178
	Gas Utilities 3.3%
16,545	New Jersey Resources Corp.	710,608
44,102	UGI Corp.	1,450,956
		2,161,564
	Health Care Equipment & Supplies 1.7%
4,992	C.R. Bard, Inc.	495,756
8,208	Illumina, Inc. (a)	575,134
		1,070,890
	Health Care Providers & Services 3.3%
4,552	Cerner Corp. (a)	506,182
25,834	Owens & Minor, Inc.	839,089
16,472	Universal Healthcare Services, Inc.	813,882
		2,159,153
	Hotels, Restaurants & Leisure 1.4%
12,871	Darden Restaurants, Inc.	632,352
8,190	WMS Industries, Inc. (a)	289,517
		921,869
	Household Durables 2.4%
17,269	Leggett & Platt, Inc.	423,091
575	NVR, Inc. (a)	434,700
11,605	Tupperware Brands Corp.	692,934
		1,550,725
	Industrial Conglomerates 1.0%
2,002	Alleghany Corp. (a)	662,781

	Insurance 3.0%
18,431	American Financial Group, Inc.	645,454
1,852	Markel Corp. (a)	767,561
9,276	RLI Corp.	534,761
		1,947,776
	Internet & Catalog Retail 0.5%
1,264	NetFlix, Inc. (a)	299,985

	Internet Software & Services 0.9%
9,240	Open Text Corp. (a) (b)	575,837

	Leisure Equipment & Products 1.2%
16,253	Hasbro, Inc.	761,291

	Life Science Tools & Services 0.9%
10,495	Life Technologies Corp. (a)	550,148

	Machinery 5.4%
17,649	Dover Corp.	1,160,244
5,609	Gardner Denver, Inc.	437,670
4,490	Joy Global Inc.	443,657
15,093	Kennametal, Inc.	588,626
4,125	Nordson Corp.	474,623
7,925	Timken Co.	414,478
		3,519,298
	Marine 1.1%
15,506	Alexander & Baldwin, Inc.	707,849

	Metals & Mining 3.7%
9,388	Arch Coal, Inc.	338,344
8,757	Compass Minerals International, Inc.	819,042
27,694	GrafTech International Ltd. (a)	571,327
11,378	Reliance Steel & Aluminum Co.	657,421
		2,386,134
	Multi-Utilities & Unregulated Power 1.5%
19,120	OGE Energy Corp.	966,707

	Oil & Gas 3.8%
42,002	El Paso Corp.	756,036
12,304	QEP Resources, Inc.	498,804
40,875	Questar Corp.	713,269
6,880	Whiting Petroleum Corp. (a)	505,336
		2,473,445
	Paper & Forest Products 2.0%
20,619	Rayonier, Inc.	1,284,770

	Pharmaceutical and Medicine Manufacturing 0.7%
5,420	Perrigo Co.	430,998

	Railroads 1.1%
12,218	Genesee & Wyoming, Inc. (a)	711,087

	Real Estate 4.6%
14,529	Corporate Office Properties Trust	525,078
8,091	Digital Realty Trust, Inc.	470,411
6,790	Essex Property Trust Inc.	841,960
9,759	Federal Realty Investment Trust	795,944
12,795	The St. Joe Co. (a)	320,771
		2,954,164
	Semiconductor & Semiconductor Equipment 4.8%
12,377	Altera Corp.	544,836
28,683	Atmel Corp. (a)	390,949
28,150	Cypress Semiconductor Corp. (a)	545,547
18,871	FEI Co. (a)	636,330
19,969	Skyworks Solutions, Inc. (a)	647,395
27,580	TriQuint Semiconductor, Inc. (a)	356,058
		3,121,115
	Software 3.4%
5,302	Citrix Systems, Inc. (a)	389,485
12,198	Informatica Corp. (a)	637,102
22,305	Progress Software Corp. (a)	648,853
9,516	Rovi Corp. (a)	510,533
		2,185,973
	Specialty Retail 1.0%
11,770	O'Reilly Automotive, Inc. (a)	676,304

	Textiles, Apparel & Luxury Goods 2.5%
5,274	Lululemon Athletica, Inc. (a) (b)	469,650
8,338	VF Corp.	821,543
8,530	Wolverine World Wide, Inc.	317,998
		1,609,191
	Trading Companies & Distributors 0.7%
3,377	W.W. Grainger, Inc.	464,945

	Total Common Stocks
	(Cost $58,025,942)	63,409,805

Principal Amount		Value
	SHORT-TERM INVESTMENTS 4.0%
	Commercial Paper 4.0%
$2,591,000	Intesa Funding, LLC, 0.000%, 04/01/2011	$2,591,000

	Total Short-Term Investments
	(Cost $2,591,000)	2,591,000

	Total Investments 102.2%
	(Cost $60,616,942)	66,000,805

	Liabilities in Excess of Other Assets (2.2)%	(1,441,550)

	TOTAL NET ASSETS 100.0%	$64,559,255

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$60,616,942
Gross unrealized appreciation	6,032,453
Gross unrealized depreciation	(648,590)
Net unrealized appreciation	$5,383,863

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Horizon Fund
Schedule of Investments
March 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.9%
	Aerospace & Defense 3.9%
18,122	Esterline Technologies Corp. (a)	$1,281,587
25,625	Moog, Inc. - Class A (a)	1,176,444
47,054	Orbital Sciences Corp. (a)	890,262
9,090	Triumph Group, Inc.	804,011
		4,152,304
	Apparel Retail 3.7%
24,213	Deckers Outdoor Corp. (a)	2,085,950
25,706	The Buckle, Inc.	1,038,522
12,253	Under Armour, Inc. (a)	833,817
		3,958,289
	Auto Parts & Equipment 0.5%
32,374	Modine Manufacturing Co. (a)	522,516

	Biotechnology 1.2%
25,708	Cepheid, Inc. (a)	720,338
28,390	Luminex Corp. (a)	532,596
		1,252,934
	Building Products 1.6%
18,766	A.O. Smith Corp.	832,084
19,351	Apogee Enterprises, Inc.	255,240
18,426	Universal Forest Products, Inc.	675,313
		1,762,637
	Capital Markets 3.6%
39,629	Jefferies Group, Inc.	988,347
49,468	Knight Capital Group, Inc. - Class A (a)	662,871
18,511	Stifel Financial Corp. (a)	1,328,905
20,484	Waddell & Reed Financial, Inc.	831,855
		3,811,978
	Chemicals 5.9%
15,672	Arch Chemicals, Inc.	651,798
20,386	Cabot Corp.	943,668
13,214	FMC Corp.	1,122,266
7,150	Lubrizol Corp.	957,814
32,431	Methanex Corp. (b)	1,012,820
9,456	Minerals Technologies, Inc.	647,925
6,051	NewMarket Corp.	957,389
		6,293,680
	Commercial Banks 5.0%
31,624	Columbia Banking System, Inc.	606,232
27,391	Cullen/Frost Bankers, Inc.	1,616,618
43,766	First Midwest Bancorp, Inc.	516,001
16,674	IBERIABANK Corp.	1,002,608
110,873	National Penn Bancshares, Inc.	858,157
49,344	TCF Financial Corp.	782,596
		5,382,212
	Commercial Services & Supplies 2.6%
14,705	Coinstar, Inc. (a)	675,254
21,443	Herman Miller, Inc.	589,468
18,137	K12, Inc. (a)	611,217
107,784	LeapFrog Enterprises, Inc. (a)	465,627
11,655	PICO Holdings, Inc. (a)	350,349
2,773	Tetra Tech, Inc. (a)	68,465
		2,760,380
	Communications Equipment 2.3%
7,880	Ancestry.com, Inc. (a)	279,346
8,516	Aruba Networks, Inc. (a)	288,181
25,786	Polycom, Inc. (a)	1,337,005
16,046	Riverbed Technology, Inc. (a)	604,132
		2,508,664
	Computer Systems Design and Related Services 1.2%
22,952	SYNNEX Corp. (a)	751,219
9,850	Syntel, Inc.	514,466
		1,265,685
	Computers & Peripherals 0.4%
16,580	Synaptics, Inc. (a)	447,992

	Construction & Engineering 1.5%
30,759	Insituform Technologies, Inc. (a)	822,803
35,838	MasTec, Inc. (a)	745,430
		1,568,233
	Diversifed Financial Services 0.6%
15,718	GATX Corp.	607,658

	Electric Utilities 1.6%
34,512	Black Hills Corp.	1,154,082
8,410	ITC Holdings Corp.	587,859
		1,741,941
	Electrical Equipment 2.6%
12,082	American Superconductor Corp. (a)	300,479
14,650	EnerSys (a)	582,338
31,514	Thomas & Betts Corp. (a)	1,874,137
		2,756,954
	Electronic Equipment & Instruments 4.2%
7,011	Itron, Inc. (a)	395,701
10,017	Littelfuse, Inc.	571,971
38,859	National Instruments Corp.	1,273,408
16,675	Rofin-Sinar Technologies, Inc. (a)	658,663
25,743	ScanSource, Inc. (a)	977,977
12,681	Trimble Navigation Ltd. (a)	640,898
		4,518,618
	Energy Equipment & Services 3.6%
25,635	Atwood Oceanics, Inc. (a)	1,190,233
29,716	Superior Energy Services, Inc. (a)	1,218,356
23,058	Unit Corp. (a)	1,428,443
		3,837,032
	Food Products 2.0%
21,699	BJ's Wholesale Club, Inc. (a)	1,059,345
21,421	Corn Products International, Inc.	1,110,036
		2,169,381
	Gas Utilities 3.1%
23,309	AGL Resources, Inc.	928,631
37,200	Southern Union Co.	1,064,664
40,338	UGI Corp.	1,327,120
		3,320,415
	General Merchandise 0.5%
40,436	Fred's, Inc. - Class A	538,608

	Health Care Equipment & Supplies 3.1%
9,631	Gen-Probe, Inc. (a)	639,017
13,504	Hill-Rom Holdings, Inc.	512,882
8,989	IDEXX Laboratories, Inc. (a)	694,130
6,570	Neogen Corp. (a)	271,867
13,943	Sirona Dental Systems, Inc. (a)	699,380
11,765	ZOLL Medical Corp. (a)	527,190
		3,344,466
	Health Care Providers & Services 4.4%
5,411	Cerner Corp. (a)	601,703
32,886	LifePoint Hospitals, Inc. (a)	1,321,359
11,263	MWI Veterinary Supply, Inc. (a)	908,699
57,219	Owens & Minor, Inc.	1,858,473
		4,690,234
	Hotels, Restaurants & Leisure 0.9%
788	Biglari Holdings, Inc. (a)	333,757
17,591	WMS Industries, Inc. (a)	621,842
		955,599
	Household Durables 3.2%
21,320	AptarGroup, Inc.	1,068,772
54,897	KB Home	682,919
9,090	Snap-On, Inc.	545,945
19,903	Tupperware Brands Corp.	1,188,408
		3,486,044
	Industrial Conglomerates 1.9%
6,086	Alleghany Corp. (a)	2,014,460

	Insurance 2.0%
34,607	American Financial Group, Inc.	1,211,937
13,980	Argo Group International Holdings Ltd. (b)	461,899
43,050	Stewart Information Services Corp.	451,164
		2,125,000
	Leisure Equipment & Products 0.2%
32,836	Callaway Golf Co.	223,942

	Life Science Tools & Services 1.2%
61,412	Bruker Corp. (a)	1,280,440

	Machinery 4.0%
23,913	Applied Industrial Technologies, Inc.	795,346
13,783	IDEX Corp.	601,628
20,482	Kennametal, Inc.	798,798
10,588	Lincoln Electric Holdings, Inc.	803,841
8,005	Valmont Industries, Inc.	835,482
22,717	Westport Innovations, Inc. (a) (b)	499,320
		4,334,415
	Marine 0.8%
19,429	Alexander & Baldwin, Inc.	886,934

	Metals & Mining 1.3%
19,219	Carpenter Technology Corp.	820,843
28,387	GrafTech International Ltd. (a)	585,624
		1,406,467
	Multiline Retail 0.8%
19,808	Big Lots, Inc. (a)	860,261

	Nondepository Credit Intermediation 0.7%
57,172	Fifth Street Finance Corp.	763,246

	Oil & Gas 2.2%
12,867	Bill Barrett Corp. (a)	513,522
28,059	Swift Energy Co. (a)	1,197,558
16,556	World Fuel Services Corp.	672,339
		2,383,419
	Pharmaceutical and Medicine Manufacturing 0.2%
26,323	Nektar Therapeutics (a)	249,279

	Real Estate 4.9%
12,405	Alexandria Real Estate Equities, Inc.	967,218
23,768	Corporate Office Properties Trust	858,976
26,283	Mid-America Apartment Communities, Inc.	1,687,368
20,366	Potlatch Corp.	818,713
62,021	Redwood Trust, Inc.	964,427
		5,296,702
	Semiconductor & Semiconductor Equipment 2.5%
37,073	Cypress Semiconductor Corp. (a)	718,475
37,007	Semtech Corp. (a)	925,915
33,094	Skyworks Solutions, Inc. (a)	1,072,907
		2,717,297
	Semiconductor and Other Electronic Component Manufacturing 3.2%
13,342	Cavium Networks, Inc. (a)	599,456
96,923	Celestica, Inc. (a) (b)	1,039,014
4,080	Hittite Microwave Corp. (a)	260,182
16,484	International Rectifier Corp. (a)	544,961
35,330	MIPS Technologies, Inc. (a)	370,612
17,150	Omnivision Technologies, Inc. (a)	609,339
		3,423,564
	Software 3.5%
17,103	Informatica Corp. (a)	893,290
23,838	Jack Henry & Associates, Inc.	807,870
43,502	Parametric Technology Corp. (a)	978,360
36,978	Progress Software Corp. (a)	1,075,690
		3,755,210
	Specialty Stores 1.9%
34,532	Tractor Supply Co.	2,067,086

	Textiles, Apparel & Luxury Goods 0.7%
19,613	Wolverine World Wide, Inc.	731,173

	Thrifts & Mortgage Finance 0.7%
54,208	Provident Financial Services, Inc.	802,278

	Total Common Stocks
	(Cost $94,031,435)	102,975,627

	EXCHANGE TRADED FUNDS 2.0%
25,035	iShares Russell 2000 Index Fund	2,107,196

	Total Exchange Traded Funds
	(Cost $1,994,524)	2,107,196

Principal Amount		Value
	SHORT-TERM INVESTMENTS 2.1%
	Commercial Paper 2.1%
$2,204,000	Intesa Funding, LLC, 0.000%, 04/01/2011	$2,204,000

	Total Short-Term Investments
	(Cost $2,204,000)	2,204,000

	Total Investments 100.0%
	(Cost $98,229,959)	107,286,823

	Other Assets in Excess of Liabilities 0.0%	14,007

	TOTAL NET ASSETS 100.0%	$107,300,830

(a) Non-Income Producing.
(b) U.S. traded security of a foreign issuer.

The cost basis of investments for federal income tax purposes at March 31, 2011 was as follows*:

Cost of investments	$98,229,959
Gross unrealized appreciation	10,591,884
Gross unrealized depreciation	(1,535,020)
Net unrealized appreciation	$9,056,864

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities, such as term loans, when not priced by an independent pricing service, are priced by an independent dealer based on the current closing bid price. Credit default swaps are valued by a third party pricing service. Equity securities for which market quotations are readily available are valued at the last trade price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs.  Most securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Frontegra Global Focus Fund. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by IronBridge pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2011:

IronBridge Frontegra Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$454,884,095	$-	$-	$454,884,095
Real Estate Investment Trusts	23,127,962	-	-	23,127,962
Exchange Traded Funds	16,151,297	-	-	16,151,297
Total Equity	494,163,354	-	-	494,163,354

Short-Term Investments	-	10,588,000	-	10,588,000
Total Investments in Securities	$494,163,354	$10,588,000	$-	$504,751,354

IronBridge Frontegra SMID Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$700,374,639	$-	$-	$700,374,639
Real Estate Investment Trusts	33,916,015	-	-	33,916,015
Total Equity	734,290,654	-	-	734,290,654

Short-Term Investments	-	23,145,000	-	23,145,000
Total Investments in Securities	$734,290,654	$23,145,000	$-	$757,435,654

IronBridge Frontegra Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock (a)	$29,965,432	$-	$-	$29,965,432
Total Equity	29,965,432	-	-	29,965,432

Short-Term Investments	-	560,000	-	560,000
Total Investments in Securities	$29,965,432	$560,000	$-	$30,525,432

(a)  Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities move from a Level 1 to a Level 2 classification.

IronBridge Skyline Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$60,455,641	$-	$-	$60,455,641
Real Estate Investment Trusts	2,954,164	-	-	2,954,164
Total Equity	63,409,805	-	-	63,409,805

Short-Term Investments	-	2,591,000	-	2,591,000
Total Investments in Securities	$63,409,805	$2,591,000	$-	$66,000,805

IronBridge Horizon Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$97,678,925	$-	$-	$97,678,925
Real Estate Investment Trusts	5,296,702	-	-	5,296,702
Exchange Traded Funds	2,107,196	-	-	2,107,196
Total Equity	105,082,823	-	-	105,082,823

Short-Term Investments	-	2,204,000	-	2,204,000
Total Investments in Securities	$105,082,823	$2,204,000	$-	$107,286,823

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2010, or for any other tax years which are open for exam. As of March 31, 2011, open tax years include the tax years ended June 30, 2007 through 2010 and the current fiscal year. With respect to the IronBridge Global Fund, only the period from the Fund’s inception on September 18, 2009 through the date of this report is open for examination.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

The Funds intend to utilize provisions of the federal income tax laws, which allow them to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At June 30, 2010, the Funds’ most recent fiscal year end, the capital loss carryover’s were as follows:

Date of	IronBridge Frontegra Small Cap	IronBridge Frontegra SMID	IronBridge Frontegra Global
Expiration
2017	$9,341,207	$7,523,419	$-
2018	22,483,525	32,363,479	477,401
Total	$31,824,732	$39,886,898	$477,401

** The IronBridge Skyline Fund and IronBridge Horizon Fund commenced operations on December 10, 2010.  Because the Funds have not had a fiscal year-end, they do not have any capital loss carryovers as of March 31, 2011.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By    /s/ John G. Davis
               John G. Davis, President and Secretary
                (President and Chief Executive Officer)

Date       May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ John G. Davis
               John G. Davis, President and Secretary
                (President and Chief Executive Officer)

Date       May 26, 2011

By    /s/ Ty M. Baird
               Ty M. Baird, Treasurer and Assistant Secretary
                (Treasurer and Chief Financial Officer)

Date       May 26, 2011